Offsetting of Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Derivative Financial Asset And Liabilities Offsetting Arrangements [abstract]
Summary of Financial Instruments Subject to Offsetting, Master Netting Agreements and Similar Agreements
The financial instruments subject to offsetting, master netting agreements and similar agreements as of December 31, 2023 and 2022 are as follows:

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.23	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	8,085,119	—	8,085,119	(5,781,386)	2,303,733
Total	8,085,119	—	8,085,119	(5,781,386)	2,303,733
Financial Liabilities
Derivate Instruments	6,467,498	—	6,467,498	(5,781,386)	686,112
Total	6,467,498	—	6,467,498	(5,781,386)	686,112

	Offsetting effects on Statement of Financial Position			Related amounts not offset
12.31.22	Gross Amount	Offset Amount	Net amounts in Statement Financial Position	Subject to netting agreements	Total Net Amount
Financial Assets
Derivate Instruments	3,332,990	—	3,332,990	(3,219,046)	113,944
Total	3,332,990	—	3,332,990	(3,219,046)	113,944
Financial Liabilities
Derivate Instruments	3,531,185	—	3,531,185	(3,219,046)	312,139
Total	3,531,185	—	3,531,185	(3,219,046)	312,139